UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08342

Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Global Macro Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 9.2%

Security	Principal		U.S. $ Value
Brazil — 2.5%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	25,587,000	$15,452,976
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	11,047,292	6,392,319
Total Brazil (identified cost $20,649,824)			$21,845,295
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.63%, 7/13/16 (3)	CRC	238,338,222	$248,034
Titulo Propiedad Ud, 1.00%, 1/12/22 (2)	CRC	2,034,235,423	2,158,782
Total Costa Rica (identified cost $2,498,756)			$2,406,816
Ghana — 0.7%
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	600,000	$481,224
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,546,792
Ghanaian Government Bond, 13.50%, 3/30/10	GHS	980,000	795,129
Ghanaian Government Bond, 13.67%, 6/11/12	GHS	4,300,000	3,331,405
Total Ghana (identified cost $8,312,919)			$6,154,550
Indonesia — 2.2%
Indonesia Recapital, 14.00%, 6/15/09	IDR	85,250,000,000	$9,738,841
Republic of Indonesia, 12.00%, 9/15/11	IDR	88,122,000,000	9,907,063
Total Indonesia (identified cost $20,370,733)			$19,645,904
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$185,770
Total Kenya (identified cost $181,520)			$185,770
Nigeria — 1.2%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	$3,965,031
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,577,975
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,190,642
Total Nigeria (identified cost $11,305,726)			$11,733,648
Peru — 1.1%
Republic of Peru, 12.25%, 8/10/11	PEN	23,587,000	$9,769,331
Total Peru (identified cost $10,299,536)			$9,769,331
Sri Lanka — 0.2%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	199,000,000	$1,821,693
Total Sri Lanka (identified cost $1,817,081)			$1,821,693
Uruguay — 1.0%
Republic of Uruguay, 5.00%, 9/14/18 (5)	UYU	156,082,284	$8,880,593
Total Uruguay (identified cost $6,952,533)			$8,880,593
Total Foreign Government Bonds (identified cost $82,388,628)			$82,443,600

Foreign Corporate Bonds — 0.4%

Security	Principal	U.S. $ Value
Chile — 0.4%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (6)	$3,000,000	$3,785,212
Total Chile (identified cost $3,000,000)		$3,785,212
Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12 (7) (8) (9)	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (7) (8) (9)	2,000,000	10,000
Total Indonesia (identified cost $2,910,368)		$30,000
Total Foreign Corporate Bonds (identified cost $5,910,368)		$3,815,212

Debt Obligations — United States — 57.7%

Security	Principal	U.S. $ Value
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19	$500,000	$607,398
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,041,920
Total Corporate Bonds and Notes (identified cost $1,529,246)		$1,649,318

Mortgage-Backed Securities — 57.3%

Collateralized Mortgage Obligations — 10.5%
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$527,614	$540,678
Series 1548, Class Z, 7.00%, 7/15/23	721,514	750,235
Series 1817, Class Z, 6.50%, 2/15/26	616,933	635,983
Series 1927, Class ZA, 6.50%, 1/15/27	2,397,687	2,470,794
Series 2127, Class PG, 6.25%, 2/15/29	2,787,641	2,848,008
		$7,245,698
Federal National Mortgage Association:
Series 1992-180, Class F, 3.619%, 10/25/22 (10)	$2,463,620	$2,503,797
Series 1993-104, Class ZB, 6.50%, 7/25/23	749,688	772,909
Series 1993-121, Class Z, 7.00%, 7/25/23	9,423,146	9,875,195
Series 1993-141, Class Z, 7.00%, 8/25/23	1,817,513	1,899,983
Series 1993-16, Class Z, 7.50%, 2/25/23	2,314,315	2,459,369
Series 1993-79, Class PL, 7.00%, 6/25/23	1,750,580	1,834,569
Series 1994-42, Class ZQ, 7.00%, 4/25/24	11,159,893	11,674,137
Series 1994-63, Class PJ, 7.00%, 12/25/23	1,095,339	1,100,881
Series 1994-79, Class Z, 7.00%, 4/25/24	2,228,254	2,335,584
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,452,432	1,567,191
Series 1996-35, Class Z, 7.00%, 7/25/26	567,663	594,144
Series 1998-16, Class H, 7.00%, 4/18/28	1,659,044	1,736,557
Series 1999-25, Class Z, 6.00%, 6/25/29	5,131,230	5,175,214
Series 2000-49, Class A, 8.00%, 3/18/27	1,799,042	1,950,045
Series 2001-37, Class GA, 8.00%, 7/25/16	253,917	269,087
Series G93-1, Class K, 6.675%, 1/25/23	2,578,718	2,699,479
Series G93-31, Class PN, 7.00%, 9/25/23	8,290,232	8,735,667
Series G93-41, Class ZQ, 7.00%, 12/25/23	16,444,612	17,362,670
		$74,546,478
Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,440,137	$1,512,401
Series 1999-42, Class Z, 8.00%, 11/16/29	3,740,448	4,041,290
Series 2001-35, Class K, 6.45%, 10/26/23	596,126	618,668
Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,104,824
		$11,277,183
Total Collateralized Mortgage Obligations (identified cost $92,787,759)		$93,069,359

Commercial Mortgage-Backed Securities — 2.4%
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44 (11)	$9,960,000	$9,218,563
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43 (11)	7,000,000	6,834,413
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (11)	6,000,000	5,676,142
Total Commercial Mortgage-Backed Securities (identified cost $22,632,989)		$21,729,118
Mortgage Pass-Throughs — 44.4%
Federal Home Loan Mortgage Corp.:
4.64% with maturity at 2030 (12)	$3,073,358	$3,066,140
5.50% with maturity at 2013	16,147,042	16,471,909
6.00% with maturity at 2024	5,417,542	5,554,736
6.334% with maturity at 2023 (12)	1,105,521	1,118,501
6.50% with various maturities to 2024	6,529,851	6,797,778
7.00% with various maturities to 2031	7,131,154	7,534,959
7.31% with maturity at 2026	453,859	486,078
7.50% with various maturities to 2028	18,278,311	19,584,522
7.95% with maturity at 2022	684,876	741,407
8.00% with various maturities to 2030	4,086,216	4,455,279
8.15% with maturity at 2021	440,614	483,437
8.30% with maturity at 2021	323,396	346,390
8.47% with maturity at 2018	372,956	406,381
8.50% with various maturities to 2028	2,284,025	2,531,678
9.00% with various maturities to 2027	4,545,082	5,079,010
9.25% with various maturities to 2016	10,698	10,804
9.50% with various maturities to 2027	428,938	471,737
9.75% with various maturities to 2020	19,700	21,282
10.00% with various maturities to 2020	1,712,182	1,918,593
10.50% with maturity at 2021	712,452	817,689
11.00% with maturity at 2016	1,157,608	1,312,603
13.25% with maturity at 2013	1,536	1,683
		$79,212,596
Federal National Mortgage Association:
4.217% with maturity at 2022 (12)	$3,920,822	$3,918,632
4.361% with various maturities to 2035 (12)	39,315,293	39,250,765
4.376% with maturity at 2035 (12)	9,040,446	9,040,948
4.511% with maturity at 2025 (12)	2,391,989	2,398,351
4.53% with various maturities to 2033 (12)	31,392,253	31,380,295
4.711% with maturity at 2024 (12)	1,936,934	1,950,256
5.00% with various maturities to 2018	20,363,705	20,357,972
5.50% with various maturities to 2018	1,924,843	1,961,127
5.977% with maturity at 2028 (12)	358,114	361,689
6.218% with maturity at 2023 (12)	218,704	221,233
6.321% with maturity at 2032 (12)	7,133,750	7,312,098
6.50% with various maturities to 2030	24,817,172	25,793,502
6.881% with maturity at 2025 (12)	858,245	891,234
7.00% with various maturities to 2032	35,850,441	37,741,147
7.50% with various maturities to 2028	16,662,627	17,741,828
8.00% with various maturities to 2030	13,769,518	14,937,696
8.50% with various maturities to 2026	129,048	141,296
9.00% with various maturities to 2027 (11)	1,673,694	1,812,533
9.047% with maturity at 2028 (11)	1,280,665	1,422,802
9.50% with various maturities to 2031	6,765,426	7,492,826
10.50% with maturity at 2029	862,065	1,001,916
11.00% with maturity at 2016	109,990	120,516
11.054% with maturity at 2027 (11)	1,363,489	1,555,289
11.50% with maturity at 2031	871,123	1,042,913
		$229,848,864
Government National Mortgage Association:
5.125% with maturity at 2024 (12)	$945,785	$953,536
6.50% with maturity at 2013	963,373	1,000,461
7.00% with various maturities to 2026	17,890,478	18,961,074
7.50% with various maturities to 2031	13,901,265	14,911,539
7.75% with maturity at 2019	43,780	47,337

8.00% with various maturities to 2034	39,413,306	$42,912,725
8.30% with various maturities to 2020	281,736	306,549
8.50% with various maturities to 2021	2,695,821	2,948,838
9.00% with various maturities to 2025	821,330	915,341
9.50% with various maturities to 2026 (13)	2,695,476	3,090,969
		$86,048,369
Total Mortgage Pass-Throughs (identified cost $393,013,830)		$395,109,829
Total Mortgage-Backed Securities (identified cost $508,434,578)		$509,908,306

U.S. Treasury Obligations - 0.2%
United States Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,996,758
Total U.S. Treasury Obligations (identified cost $1,787,750)		$1,996,758
Total Debt Obligations - United States (identified cost $511,751,574)		$513,554,382

Common Stocks — 0.2%

Security	Shares	U.S. $ Value
China — 0.2%
Business Services — 0.0%
APP China (7)	8,155	$326,200
		$326,200

	Principal	U.S. $ Value
Commercial Banks — 0.2%
Industrial and Commercial Bank of China	2,191,752	$1,638,876
		$1,638,876
Total China (identified cost $2,395,650)		$1,965,076
Total Common Stocks (identified cost $2,395,650)		$1,965,076

Short-Term Investments — 35.4%

Foreign Government Securities — 25.6%

	Principal Amount
Security	(000’s omitted)		U.S. $ Value
Egypt — 12.2%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	141,425	$26,615,334
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	34,200	6,422,838
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	62,325	11,670,476
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	118,675	22,170,254
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	93,950	17,473,735
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	16,600	3,082,426
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	49,100	9,048,108
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	46,975	8,639,081
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650	3,748,452
Total Egypt (identified cost $108,349,864)			$108,870,704
Georgia — 2.5%
Bank of Georgia Group, 6.75%, 9/22/08 (4)	GEL	6,033	$4,283,817
Bank of Georgia Group, 7.50%, 8/29/08 (4)	GEL	7,353	5,221,282
Bank of Georgia Group, 8.75%, 12/26/08 (4)	GEL	7,525	5,343,043
Bank of Georgia Group, 8.25%, 10/10/08 (4)	GEL	9,794	6,954,662
Total Georgia (identified cost $21,455,091)			$21,802,804

Iceland — 4.4%
Central Bank of Iceland, 15.25%, 9/24/08 (4) (10)	ISK	600,000	$7,580,064
Republic of Iceland, 8.50%, 12/12/08	ISK	2,504,640	31,281,500
Total Iceland (identified cost $40,648,800)			$38,861,564
Kazakhstan — 2.9%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	3,114,190	$25,856,704
Total Kazakhstan (identified cost $25,854,553)			$25,856,704
Nigeria — 0.3%
Nigerian Treasury Bill, 0.00%, 9/4/08	NGN	145,188	$1,222,818
Nigerian Treasury Bill, 0.00%, 7/2/09	NGN	145,000	$1,132,152
Total Nigeria (identified cost $2,282,443)			$2,354,970
Peru — 3.2%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700	$10,035,880
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100	4,906,390
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600	3,327,432
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800	10,278,011
Total Peru (identified cost $27,180,022)			$28,547,713
Uganda — 0.1%
Ugandan Treasury Bill, 0.00%, 10/23/08	UGX	1,096,000	$651,786
Total Uganda (identified cost $614,049)			$651,786
Total Foreign Government Securities (identified cost $226,384,822)			$226,946,245

Other Securities — 9.8%

	Interest/
	Principal Amount
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Management Portfolio, 2.23% (14)	$83,653	$83,653,394
State Street Bank and Trust Time Deposit, 1.25%, 8/1/08	4,016	4,016,250
Total Other Securities (identified cost $87,669,664)		$87,669,644
Total Short-Term Investments (identified cost $314,054,486)		$314,615,889

Currency Options Purchased — 0.2%

	Principal Amount of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	7,459,200	932.4	3/3/09	$17,156
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	15,234
South Korean Won Put Option	KRW	7,459,200	932.4	3/3/09	629,034
South Korean Won Put Option	KRW	7,324,000	915.5	6/2/09	738,625
Euro Put Option	EUR	800	1.2738	10/2/08	112
Euro Put Option	EUR	800	1.295	10/10/08	150
Euro Put Option	EUR	800	1.299	10/16/08	162
Euro Put Option	EUR	800	1.3155	10/30/08	200
Euro Put Option	EUR	800	1.3195	11/13/08	312
Euro Put Option	EUR	800	1.354	11/26/08	799

Euro Put Option	EUR	800	1.3506	12/11/08	$1,086
Euro Put Option	EUR	800	1.327	1/8/09	1,361
Euro Put Option	EUR	800	1.3375	2/12/09	2,496
Euro Put Option	EUR	800	1.3705	4/8/09	5,842
Euro Put Option	EUR	800	1.3745	5/13/09	7,689
Total Currency Options Purchased (identified cost $1,139,502)					$1,420,258
Total Investments — 103.1% (identified cost $917,640,208)					$917,814,417
Other Assets, Less Liabilities — (3.1)%					$(27,930,577)
Net Assets — 100.0%					$889,883,840

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
ISK	—	Icelandic Krona
KES	—	Kenyan Shilling
KZT	—	Kazakh Tenge
KRW	—	South Korean Won
LKR	—	Sri Lanka Rupee
NGN	—	Nigerian Naira
PEN	—	Peruvian New Sol
UGX	—	Ugandan Shilling
UYU	—	Uruguayan Peso
(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,047,292.

(2)

Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,034,235,423.

(3)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 238,338,222.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000 and the current face is UYU 156,082,284.

(6)		Bonds pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fumento) Rate.
(7)		Non-income producing security.
(8)		Convertible bond.
(9)		Defaulted security.
(10)		Floating-rate security.
(11)		Weighted average fixed-rate coupon that changes/updates monthly.
(12)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2008.
(13)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(14)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $1,198,485.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	8,765,507	13,732,761	$57,094
8/28/08	Euro	United States Dollar
	2,491,000	3,895,799	14,096
12/12/08	Icelandic Krona	United States Dollar
	2,111,929,478	26,942,529	938,868
10/14/08	Kazakh Tenge	United States Dollar
	757,300,000	6,176,998	(85,257)
8/28/08	New Zealand Dollar	United States Dollar
	13,323,002	9,832,375	115,587
11/06/08	Peruvian New Sol	United States Dollar
	14,100,000	4,789,402	(212,603)
11/10/08	Peruvian New Sol	United States Dollar
	14,600,000	4,956,714	(222,412)
12/11/08	Peruvian New Sol	United States Dollar
	14,100,000	4,789,402	(210,444)
2/09/09	Peruvian New Sol	United States Dollar
	29,800,000	10,088,016	(471,240)
8/05/08	South African Rand	United States Dollar
	226,117,644	29,878,124	(1,072,858)
8/07/08	South African Rand	United States Dollar
	45,554,400	6,021,334	(210,878)
11/03/08	Sri Lanka Rupee	United States Dollar
	210,442,500	1,877,610	(32,630)
			$(1,392,677)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/11/08	Colombian Peso	United States Dollar
	13,574,303,631	7,924,287	$(383,886)
8/07/08	Hungarian Forint	Euro
	3,164,802,000	13,771,984	(260,792)
8/12/08	Icelandic Krona	Euro
	1,457,356,309	11,738,673	63,077
8/19/08	Indonesian Rupiah	United States Dollar
	59,508,000,000	6,499,828	25,923
8/15/08	Kazakh Tenge	United States Dollar
	13,464,814	111,957	(17)
10/14/08	Kazakh Tenge	United States Dollar
	757,300,000	6,058,400	203,856
9/29/08	Kenyan Shilling	United States Dollar
	137,874,688	2,104,957	(57,407)
8/07/08	Malaysian Ringgit	United States Dollar
	43,750,000	13,390,671	45,822
8/14/08	Malaysian Ringgit	United States Dollar
	21,750,000	6,709,650	(30,071)
8/21/08	Malaysian Ringgit	United States Dollar
	21,750,000	6,738,544	(59,244)
9/15/08	Mauritian Rupee	United States Dollar
	71,128,624	2,637,128	15,927
10/03/08	Mauritian Rupee	United States Dollar
	222,200,000	8,148,148	124,870
8/11/08	Mexican Peso	United States Dollar
	44,350,000	4,334,864	80,902
8/04/08	New Turkish Lira	United States Dollar
	11,376,673	9,043,460	801,215

8/07/08	New Turkish Lira	United States Dollar
	9,898,000	8,186,931	$368,072
8/14/08	Polish Zloty	Euro
	47,406,375	14,772,943	(13,863)
8/25/08	Polish Zloty	Euro
	82,353,625	25,244,248	609,696
8/28/08	Russian Rouble	United States Dollar
	202,939,000	8,672,977	(18,643)
8/14/08	Serbian Dinar	Euro
	316,958,400	4,002,000	172,600
8/21/08	Serbian Dinar	Euro
	328,800,000	4,162,816	151,965
8/25/08	Serbian Dinar	Euro
	330,700,000	4,210,004	111,371
9/04/08	Serbian Dinar	Euro
	317,985,000	4,122,715	(22,035)
9/09/08	Ugandan Shilling	United States Dollar
	4,563,765,520	2,751,411	2,667
9/09/08	Zambian Kwacha	United States Dollar
	10,015,465,000	2,964,596	(138,768)
			$1,793,237

At July 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $746,640, and a payable of $87,291.

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
9/08	68 Japan 10 Year Bond	Short	$(84,194,756)	$(85,939,770)	$(1,745,014)
9/08	165 FTSE/JSE Top 40	Short	(6,793,717)	(5,850,652)	943,065
					$(801,949)

Descriptions of the underlying instruments to Futures Contracts: Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	$197,257
Barclays Bank PLC	Iceland	Sell	5,000	1.70	3/20/18	(392,336)
Barclays Bank PLC	Iceland	Sell	3,900	1.88	3/20/18	(258,886)
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	45,722
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	43,344
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(5,339)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	778,221
Credit Suisse First Boston	Iceland	Sell	5,000	1.70	3/20/18	(392,336)
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	330,506
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(134,864)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	46,792
Goldman Sachs, Inc.	Greece	Buy	30,000	0.20	6/20/20	1,153,871
Goldman Sachs, Inc.	Greece	Buy	50,000	0.29	6/20/15	794,053
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/5/11	182,073
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	703,245
J.P. Morgan Chase Bank	Iceland	Sell	3,300	1.70	3/20/18	(258,942)
J.P. Morgan Chase Bank	Iceland	Sell	6,600	1.75	3/20/18	(495,726)
J.P. Morgan Chase Bank	Iceland	Sell	4,000	1.90	3/20/18	(260,152)

J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.10	3/20/23	$(275,414)
J.P. Morgan Chase Bank	Iceland	Sell	5,000	2.45	3/20/23	(126,141)
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(46,416)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(41,308)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(73,834)
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/1/10	(318,481)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	138,261
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	56,786
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(37,853)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(323,332)
						$946,155

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Capital PLC	MYR	36,000,000	Pay	KLIBOR	3.85%	March 27, 2012	$(223,483)
J.P. Morgan Chase Bank	BRL	12,290,767	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(1,056,096)
J.P. Morgan Chase Bank	BRL	38,710,005	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(248,445)
J.P. Morgan Chase Bank	BRL	10,533,705	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	(233,294)
							$(1,761,318)

BRL	—	Brazilian Real
MYR	—	Malaysian Ringgit
KLIBOR	—	Kuala Lampur Interbank Offered Rate

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	$4,817,059	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$10,280
J.P Morgan Chase Bank	$4,251,981	7/23/2009	1-month USD-LIBOR-BBA + 50bp	Total Return on J.P Morgan Abu Dhabi Index	19,980
Citigroup Global Markets	$4,375,000	10/30/2008	3-month USD-LIBOR-BBA +100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	(27,536)
					$2,724

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$921,978,918
Gross unrealized appreciation	$10,865,039
Gross unrealized depreciation	(15,029,540)
Net unrealized depreciation	$(4,164,501)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008